Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1. Nature of Operations

Unless the context otherwise requires, references in these notes to “Cerevel,” “the company,” “we,” “us” and “our” and any related terms are intended to mean Cerevel Therapeutics Holdings, Inc. and its consolidated subsidiaries.

We are a clinical-stage biopharmaceutical company pursuing a targeted approach to neuroscience that combines a deep understanding of disease-related biology and neurocircuitry of the brain with advanced chemistry and central nervous system, or CNS, target receptor selective pharmacology to discover and design new therapies. We seek to transform the lives of patients through the development of new therapies for neuroscience diseases, including schizophrenia, epilepsy and Parkinson’s disease.

On October 27, 2020, ARYA Sciences Acquisition Corp II (ARYA) completed the acquisition of Cerevel Therapeutics, Inc. (Old Cerevel), a private company and our predecessor, pursuant to the Business Combination Agreement dated July 29, 2020, as amended on October 2, 2020 (Business Combination Agreement). ARYA was incorporated as a Cayman Islands exempted company on February 20, 2020, and was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. Cerevel Therapeutics, Inc. was incorporated in Delaware on July 23, 2018, under the name Perception Holdco, Inc., which was subsequently changed to Cerevel Therapeutics, Inc. on October 23, 2018.

Our principal operations commenced on September 24, 2018 (Formation Transaction Date), when Old Cerevel licensed technology to a portfolio of pre-commercial neuroscience assets from Pfizer Inc. (Pfizer) in exchange for the issuance of Series A-2 Preferred Stock of Old Cerevel and obtained a $350.0 million equity commitment (the Equity Commitment), from BC Perception Holdings, LP (Bain Investor), an affiliate of Bain Capital, to develop the in-licensed assets in exchange for the issuance of Series A-1 Preferred Stock and Series A Common Stock of Old Cerevel. Bain Investor also received the option to purchase up to an additional 10.0 million shares of Old Cerevel at $10.00 per share, subject to Pfizer’s participation rights (the Share Purchase Option). On the Formation Transaction Date, we received an initial investment of $115.0 million in equity funding from Bain Investor to begin operations. During 2019 we received an additional investment of $60.1 million in equity funding from Bain Investor. Bain Investor contributed an additional $25.0 million in equity funding in July 2020 (the Additional Financing Shares).

Upon the closing of the transactions contemplated by the Business Combination Agreement (the Business Combination or the Business Combination Transaction), Old Cerevel became a wholly owned subsidiary of ARYA and ARYA was renamed Cerevel Therapeutics Holdings, Inc. and the Equity Commitment and the Share Purchase Option related to Old Cerevel were terminated. Upon completion of the Business Combination Transaction, and pursuant to the terms of the Business Combination Agreement, the existing shareholders of Old Cerevel exchanged their interests for shares of common stock of Cerevel Therapeutics Holdings, Inc. (New Cerevel). Net proceeds from this transaction totaled approximately $439.5 million.

We accounted for the Business Combination Transaction as a reverse recapitalization which is the equivalent of Old Cerevel issuing stock for the net assets of ARYA, with ARYA treated as the acquired company for accounting purposes. The net assets of ARYA were stated at historical cost with no goodwill or other intangible assets recorded. Reported results from operations included herein prior to the Business Combination are those of Old Cerevel. The shares and corresponding capital amounts and loss per share related to Old Cerevel’s outstanding redeemable convertible preferred stock, redeemable convertible common stock, and common stock prior to the Business Combination Transaction have been retroactively restated to reflect the exchange ratio (the Exchange Ratio) established in the Business Combination Agreement (1.00 share of Old Cerevel for 2.854 shares of New Cerevel).

For additional information on the Business Combination Transaction and the Additional Financing Shares, please read Note 3, Business Combination, to our audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2020 (our Annual Report). For additional information on our license arrangement with Pfizer, please read Note 6, Pfizer License Agreement, to our audited consolidated financial statements included in our Annual Report. For additional information on the Equity Commitment and the Share Purchase Option, please read Note 7, Equity Commitment and Share Purchase Option, to our audited consolidated financial statements included in our Annual Report.

1. Nature of Operations

Unless the context otherwise requires, references in these notes to “Cerevel,” “the company,” “we,” “us” and “our” and any related terms are intended to mean Cerevel Therapeutics Holdings, Inc. and its consolidated subsidiaries.

We are a clinical-stage biopharmaceutical company pursuing a targeted approach to neuroscience that combines a deep understanding of disease-related biology and neurocircuitry of the brain with advanced chemistry and central nervous system, or CNS, target receptor selective pharmacology to discover and design new therapies. We seek to transform the lives of patients through the development of new therapies for neuroscience diseases, including schizophrenia, epilepsy and Parkinson’s disease.

Business Combination Transaction

On October 27, 2020, ARYA Sciences Acquisition Corp II (ARYA) completed the acquisition of Cerevel Therapeutics, Inc., a private company, pursuant to the Business Combination Agreement dated July 29, 2020, as amended on October 2, 2020.

ARYA was incorporated as a Cayman Islands exempted company on February 20, 2020, and was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

Cerevel Therapeutics, Inc. was incorporated in Delaware on July 23, 2018, referred to as Inception, under the name Perception Holdco, Inc. which was subsequently changed to Cerevel Therapeutics, Inc. on October 23, 2018.

Our principal operations commenced on September 24, 2018 (Formation Transaction Date), when Cerevel Therapeutics, Inc. (Old Cerevel) acquired licensed technology to a portfolio of pre-commercial neuroscience assets from Pfizer in exchange for the issuance of Series A-2 Preferred Stock of Old Cerevel and obtained a $350.0 million equity commitment, or the Equity Commitment, from Bain Investor, an affiliate of Bain Capital, to develop the in-licensed assets in exchange for the issuance of Series A-1 Preferred Stock and Series A Common Stock of Old Cerevel, which we refer to collectively as the Formation Transaction. Bain Investor also received the option to purchase up to an additional 10.0 million shares of Old Cerevel at $10.00 per share, subject to Pfizer’s participation rights (Share Purchase Option). On the Formation Transaction Date, we received an initial investment of $115.0 million in equity funding from Bain Investor to begin operations. During 2019 we received an additional investment of $60.1 million in equity funding from Bain Investor. Bain Investor contributed an additional $25.0 million in equity funding in July 2020 (the Additional Financing Shares).

Upon the closing of the Business Combination Transaction, Old Cerevel became a wholly owned subsidiary of ARYA and ARYA was renamed Cerevel Therapeutics Holdings, Inc and the Stock Purchase Agreement, the Equity Commitment and the Share Purchase Option related to Old Cerevel were terminated. Upon completion of the Business Combination Transaction, and pursuant to the terms of the Business Combination Agreement, the existing shareholders of Old Cerevel exchanged their interests for shares of common stock of Cerevel Therapeutics Holdings, Inc. (New Cerevel). Net proceeds from this transaction totaled approximately $439.5 million.

For additional information on the Business Combination Transaction and the Additional Financing Shares, please read Note 3, Business Combination, to these consolidated financial statements. For additional information on our license arrangement with Pfizer, please read Note 6, Pfizer License Agreement, to these consolidated financial statements. For additional information on the Equity Commitment and the Share Purchase Option, please read Note 7, Equity Commitment and Share Purchase Option, to these consolidated financial statements. For additional information on our Stockholders’ Equity, please read Note 11, Stockholders’ Equity, to these consolidated financial statements.